Supplement, dated July 21, 2006, to each of the following
                                  Prospectuses:

                 Prospectuses, each dated February 1, 2006, for
                Seligman Investment Grade Fixed Income Fund, Inc.

                   Prospectuses, each dated March 1, 2006, for
       Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

Prospectuses, each dated May 1, 2006, for Seligman Capital Fund, Inc., Seligman
  Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income
and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman
   Time Horizon/Harvester Series, Inc., and Seligman Value Fund Series, Inc.

                    Prospectuses, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in each Fund's Prospectus.

The following information is added as a new paragraph after the information contained under the caption "Deciding Which Class of Shares to Buy - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" in each of the Fund's Prospectuses (other than Class I Prospectuses):

BISYS Plans. Effective October 2, 2006, plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through BISYS's third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

            Supplement, dated July 21, 2006, to each of the following
                      Statements of Additional Information:

     Statements of Additional Information, each dated February 1, 2006, for
                Seligman Investment Grade Fixed Income Fund, Inc.

       Statements of Additional Information, each dated March 1, 2006, for Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

   Statements of Additional Information, each dated May 1, 2006, for Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications
  and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate
 Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc., and Seligman
                            Value Fund Series, Inc.

        Statements of Additional Information, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in each Fund's Statement of Additional Information.

The following information is added after the section "Purchase, Redemption, and Pricing of Shares - Class A Shares - Eligible Employee Benefit Plans" in each Fund's Statement of Additional Information:

BISYS Plans. Effective October 2, 2006, plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through BISYS's third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.